Investment Objectives and Goals	Jan. 28, 2026
RiverPark Large Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section RiverPark Large Growth Fund Retail Class Shares (Ticker Symbol: RPXIX) Institutional Class Shares (Ticker Symbol: RPXFX) Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverPark Large Growth Fund (“RiverPark Growth” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of large-cap companies.
Wedgewood Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Wedgewood Fund Retail Class Shares (Ticker Symbol: RWGIX) Institutional Class Shares (Ticker Symbol: RWGFX) Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wedgewood Fund (the “Wedgewood Fund” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of large-cap companies.
RiverPark Short Term High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section RiverPark Short Term High Yield Fund Retail Class Shares (Ticker Symbol: RPHIX) Institutional Class Shares (Ticker Symbol: RPHYX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverPark Short Term High Yield Fund (“RiverPark Short Term” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
RiverPark Long/Short Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section RiverPark Long/Short Opportunity Fund Retail Class Shares (Ticker Symbol: RLSIX) Institutional Class Shares (Ticker Symbol: RLSFX) Class C Shares* * Class C Shares are not currently being offered for sale to investors.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverPark Long/Short Opportunity Fund (“RiverPark Long/Short” or the “Fund”) seeks long-term capital appreciation while managing downside volatility.
RiverPark Floating Rate CMBS Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section RiverPark Floating Rate CMBS Fund Retail Class Shares (Ticker Symbol: RCRIX) Institutional Class Shares (Ticker Symbol: RCRFX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	RiverPark Floating Rate CMBS Fund (“RiverPark CMBS” or the “Fund”) seeks to generate current income and capital appreciation consistent with the preservation of capital.
Riverpark/Next Century Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section RiverPark/Next Century Growth Fund Retail Class Shares (Ticker Symbol: RPNCX) Institutional Class Shares (Ticker Symbol: RPNIX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverPark/Next Century Growth Fund (“Next Century Growth” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of small-cap companies.
RiverPark/Next Century Large Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section RiverPark/Next Century Large Growth Fund Retail Class Shares (Ticker Symbol: RPNRX) Institutional Class Shares (Ticker Symbol: RPNLX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverPark/Next Century Large Growth Fund (“Next Century Large Growth” or the “Fund”) seeks long-term capital appreciation through investments primarily in securities of large-cap companies.